Other Long-Term Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Right-of-use asset	$ 75
Other	12	$ 5
Total other assets	$ 87	$ 5